Supplement dated September 1, 2022
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager International Equity Strategies Fund	January 1, 2022
Effective immediately, the portfolio management information under the caption “Fund Management” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus for the above referenced Fund with respect to Baillie Gifford Overseas Limited is hereby superseded and replaced with the following:
Subadviser: Baillie Gifford Overseas Limited (Baillie Gifford)

Portfolio Management	Title	Role with Fund	Managed Fund Since
Donald Farquharson, CFA	Investment Manager, and Partner of Baillie Gifford & Co.	Co-Portfolio Manager	2018
Andrew Stobart	Investment Manager of Baillie Gifford	Co-Portfolio Manager	2018
Jenny Davis	Investment Manager, and Partner of Baillie Gifford & Co.	Co-Portfolio Manager	2018
Tom Walsh, CFA	Investment Manager, and Partner of Baillie Gifford & Co.	Co-Portfolio Manager	2018
Chris Davies	Investment Manager of Baillie Gifford	Co-Portfolio Manager	September 2021
Steve Vaughan, CFA	Investment Manager of Baillie Gifford	Co-Portfolio Manager	September 2022
The rest of the section remains the same.
Effective immediately, the information about the portfolio management under the caption “Primary Service Provider Contracts – Portfolio Managers” in the “More Information About the Fund” section of the Prospectus for the above referenced Fund with respect to Baillie Gifford Overseas Limited is hereby superseded and replaced with the following:
Subadviser: Baillie Gifford Overseas Limited (Baillie Gifford)

Portfolio Management	Title	Role with Fund	Managed Fund Since
Donald Farquharson, CFA	Investment Manager, and Partner of Baillie Gifford & Co.	Co-Portfolio Manager	2018
Andrew Stobart	Investment Manager of Baillie Gifford	Co-Portfolio Manager	2018
Jenny Davis	Investment Manager, and Partner of Baillie Gifford & Co.	Co-Portfolio Manager	2018
Tom Walsh, CFA	Investment Manager, and Partner of Baillie Gifford & Co.	Co-Portfolio Manager	2018
Chris Davies	Investment Manager of Baillie Gifford	Co-Portfolio Manager	September 2021
Steve Vaughan, CFA	Investment Manager of Baillie Gifford	Co-Portfolio Manager	September 2022
Mr. Farquharson joined Baillie Gifford in 2008. Mr. Farquharson began his investment career in 1988 and earned an M.A. from University of St. Andrews.
Mr. Stobart joined Baillie Gifford in 1991. Mr. Stobart began his investment career in 1991 and earned an M.A. from Cambridge University.
Ms. Davis joined Baillie Gifford in 2011. Ms. Davis began her investment career in 2009 and earned a B.A. from Oxford University.
Mr. Walsh joined Baillie Gifford in 2009. Mr. Walsh began his investment career in 2004 and earned an LL.B. from the University of Edinburgh.
Mr. Davies joined Baillie Gifford in 2012. Mr. Davies began his investment career in 2012 and earned an M.Sc. from Goldsmiths College, an M.Mus from the Royal Welsh School of Music and Drama, and a B.A. from the University of Oxford.
Mr. Vaughan joined Baillie Gifford in 2012. Mr. Vaughan began his investment career in 2012 and earned an M.A. from the University of Exeter and a B.A. from the University of Oxford.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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